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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     March 31, 2013
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1213
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      05/13/13
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     24
                                          ---------------------

Form 13F Information Table Value Total:     $ 2,035,911
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    64966   611100 SH       Sole                   611100
Aetna Inc.                     COM              00817Y108    43271   846300 SH       Sole                   846300
American Express Co.           COM              025816109   123884  1836400 SH       Sole                  1836400
Becton, Dickinson and Company  COM              075887109    56572   591700 SH       Sole                   591700
CVS Caremark Corp.             COM              126650100    93549  1701200 SH       Sole                  1701200
Diageo PLC                     COM              25243Q205    68570   544900 SH       Sole                   544900
Goldman Sachs Group Inc.       COM              38141G104    75937   516050 SH       Sole                   516050
International Business Machine COM              459200101   109348   512650 SH       Sole                   512650
Johnson & Johnson              COM              478160104   100600  1233900 SH       Sole                  1233900
JPMorgan Chase & Co.           COM              46625H100    75955  1600400 SH       Sole                  1600400
McDonald's Corp.               COM              580135101   140084  1405200 SH       Sole                  1405200
Microsoft Corp.                COM              594918104   107061  3742100 SH       Sole                  3742100
Morgan Stanley                 COM              617446448    45714  2079800 SH       Sole                  2079800
NIKE, Inc.                     COM              654106103    66203  1121900 SH       Sole                  1121900
PepsiCo, Inc.                  COM              713448108   137003  1731800 SH       Sole                  1731800
Pfizer Inc.                    COM              717081103    64736  2243100 SH       Sole                  2243100
Target Corp.                   COM              87612E106    82475  1204900 SH       Sole                  1204900
The Coca-Cola Co.              COM              191216100   106559  2635000 SH       Sole                  2635000
The Procter and Gamble Co.     COM              742718109    64453   836400 SH       Sole                   836400
UnitedHealth Group Inc.        COM              91324P102    55986   978600 SH       Sole                   978600
Wal-Mart Stores, Inc.          COM              931142103   162980  2178000 SH       Sole                  2178000
WellPoint, Inc.                COM              94973V107    67700  1022200 SH       Sole                  1022200
Wells Fargo & Company          COM              949746101    76802  2076300 SH       Sole                  2076300
Zimmer Holdings, Inc.          COM              98956P102    45501   604900 SH       Sole                   604900